Common Stock (Details Narrative)									1 Months Ended		12 Months Ended
	Nov. 28, 2023 USD ($) $ / shares shares	Nov. 28, 2023 CAD ($) $ / shares shares	Apr. 20, 2023 USD ($) shares $ / shares	Apr. 20, 2023 USD ($) shares $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 29, 2022 CAD ($) $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Apr. 20, 2023 CAD ($)	Nov. 02, 2022 shares
IfrsStatementLineItems [Line Items]
Shares outstanding											5,551,257							5,551,257
Number of warrants, Issued			333	333							333	333
Secured convertible debenture			$ 742	$ 742							$ 90,425		$ 113,309		$ 1,062,062		$ 1,193,641		$ 1,000
Shares issued											4,906,847		80,000					4,906,847
Payment of cash finder's fee											$ 736	$ 1,000
Net debt | $											$ 10,364,993		$ 10,329,719
Number of restricted stock units											33,111	33,111
Number of share options exercised in share-based payment arrangement													440,000	440,000	669,000	669,000
Exercise price of warrant											11,650,000	11,650,000			1,442,000	1,442,000
Proceeds from exercise of warrants | $											$ 2,217		$ 2,215		$ 1,208,249
Exercisable price | (per share)			$ 1.86	$ 2.50							$ 2.21	$ 3.00			$ 1.20	$ 1.55
Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued													100,000
Fair value of share issued | $													$ 18,873
Shares bonus													25,000
Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
Shares outstanding											1,393,333							1,393,333
Shares issued											1,385,658		1,762,805					1,385,658
Fair value of share issued | $											$ 264,648
Net debt | $											$ 12,872
Exercise price | $ / shares											$ 0.18
Liabilities [member]
IfrsStatementLineItems [Line Items]
Shares issued													150,000
Fair value of share issued | $											$ 1,470,079		$ 212,632
Loss on issuance of debt | $													$ 17,342
Services Rendered [Member]
IfrsStatementLineItems [Line Items]
Shares issued													60,000
Fair value of share issued | $													$ 29,299
Loss on issuance of debt | $													17,342
Services rendered | $													$ 11,957
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares issued											2,155,578							2,155,578
Share options [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $											$ 283,095
Net debt | $											85,634
Loss on issuance of debt | $											$ 37,727
Consulting service [member] | Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued																				40,000
Fair value of share issued | $															$ 51,208
Share-based compensation | $															$ 51,208
Finders warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued											1,026,747	1,026,747
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued									1,501,357	1,501,357			2,101,726	2,101,726	850,288	850,288
Shares issued											33,638				538,250			33,638
Fair value of share issued										$ 994,775		$ 53,755			$ 787,785	$ 1,014,290
Exercise price | $ / shares											$ 0.18
Number of share options exercised in share-based payment arrangement											33,638	33,638			538,250	538,250
Exercise price | (per share)															$ 0.38	$ 0.50
Proceeds from issue of ordinary shares											$ 2,217	$ 3,027			$ 202,713	$ 269,125
Proceeds from shares issued | $											$ 1,728				$ 336,464
Exercise price of warrant					1.95	2.50
Shares issued and fair value													$ 259,955	$ 353,288
Warrant issued price per share | $ / shares						0.20
Exercisable price | (per share)															$ 1.80	$ 2.50
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued	36,057,934	36,057,934			14,507,380	14,507,380					6,870,297							6,870,297
Fair value of share issued | $											$ 1,200,977
Net debt | $											264,050
Loss on issuance of debt | $											$ 5,052
Proceeds from issue of ordinary shares	$ 7,960,687	$ 10,817,380			$ 17,408,856	$ 22,486,439
Warrants one [member]
IfrsStatementLineItems [Line Items]
Shares issued															160,000
Proceeds from shares issued | $															$ 58,698
Number of share options exercised in share-based payment arrangement															160,000	160,000
Exercise price | (per share)											$ 0.07	$ 0.09			$ 0.37	$ 0.50
Proceeds from shares issued | $															$ 98,786
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued													40,000		60,000
Number of share options exercised in share-based payment arrangement													40,000	40,000	60,000	60,000
Exercise price | (per share)	$ 0.22	$ 0.30			$ 1.20	$ 1.55							$ 0.55	$ 0.75	$ 0.29	$ 0.40
Proceeds from issue of ordinary shares													$ 21,872	$ 30,000	$ 17,609	$ 24,000
Proceeds from shares issued | $													$ 18,475		$ 16,557
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding											159,488,767		115,250,810		76,775,071		37,033,919	159,488,767
Proceeds from shares issued													$ 2,215	$ 3,000
Proceeds from exercise of warrants | $													$ 5,000
Exercise price per share | (per share)													$ 0.44	$ 0.60
Stock options one [member]
IfrsStatementLineItems [Line Items]
Shares issued													70,000		155,000
Number of share options exercised in share-based payment arrangement													70,000	70,000	149,000	149,000
Exercise price | (per share)													$ 1.62	$ 2.20	$ 0.39	$ 0.50
Proceeds from issue of ordinary shares													$ 113,717	$ 154,000	$ 58,751	$ 77,500
Proceeds from shares issued | $													$ 72,050		$ 55,001
[custom:CommonStockIssuedWereCancelled-0]															6,000
Shares to be cancelled															2,322	2,322
Stock options two [member]
IfrsStatementLineItems [Line Items]
Shares issued													70,000		50,000
Proceeds from shares issued															$ 19,270	$ 25,000
Number of share options exercised in share-based payment arrangement													70,000	70,000	50,000	50,000
Exercise price | (per share)													$ 0.60	$ 0.80	$ 0.39	$ 0.50
Proceeds from issue of ordinary shares													$ 42,000	$ 56,453
Proceeds from shares issued | $													$ 35,174		$ 18,474
Stock options three [member]
IfrsStatementLineItems [Line Items]
Shares issued													60,000		330,000
Number of share options exercised in share-based payment arrangement													60,000	60,000	330,000	330,000
Exercise price | (per share)													$ 0.56	$ 0.75	$ 1.50	$ 2.20
Proceeds from issue of ordinary shares													$ 33,479	$ 45,000	$ 494,706	$ 726,000
Proceeds from shares issued | $													$ 29,939		341,584
Receivables for equity															$ 41,349	$ 56,000
Stock options four [member]
IfrsStatementLineItems [Line Items]
Shares issued													200,000		80,000
Proceeds from shares issued | $															$ 48,000
Number of share options exercised in share-based payment arrangement													200,000	200,000	80,000	80,000
Exercise price | (per share)													$ 1.66	$ 2.20	$ 0.60
Proceeds from issue of ordinary shares													$ 331,796	$ 440,000
Proceeds from shares issued | $													$ 273,583		$ 43,290
Warrants two [member]
IfrsStatementLineItems [Line Items]
Shares issued															50,000
Proceeds from shares issued															$ 8,034	$ 10,949
Number of share options exercised in share-based payment arrangement															50,000	50,000
Exercise price | (per share)															$ 0.37	$ 0.50
Proceeds from shares issued | $															$ 31,511
Receivables for equity															$ 10,310	$ 14,051
Warrants three [member]
IfrsStatementLineItems [Line Items]
Shares issued															5,000
Number of share options exercised in share-based payment arrangement															5,000	5,000
Exercise price | (per share)															$ 0.44	$ 0.60
Proceeds from issue of ordinary shares															$ 2,213	$ 3,000
Warrants four [member]
IfrsStatementLineItems [Line Items]
Shares issued															49,000
Number of share options exercised in share-based payment arrangement															49,000	49,000
Exercise price | (per share)															$ 0.76	$ 1.00
Proceeds from issue of ordinary shares															$ 37,225	$ 49,000
Warrants five [member]
IfrsStatementLineItems [Line Items]
Shares issued															550,000
Number of share options exercised in share-based payment arrangement															550,000	550,000
Exercise price | (per share)															$ 1.15	$ 1.55
Proceeds from issue of ordinary shares															$ 635,127	$ 852,500
Proceeds from shares issued | $															$ 467,968
Warrants six [member]
IfrsStatementLineItems [Line Items]
Shares issued															9,500
Number of share options exercised in share-based payment arrangement															9,500	9,500
Exercise price | (per share)															$ 1.69	$ 2.25
Proceeds from issue of ordinary shares															$ 16,101	$ 21,375
Proceeds from shares issued | $															$ 1,159
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Shares issued															221,616
Fair value of share issued | $															$ 326,695
Number of share options exercised in share-based payment arrangement															221,616	221,616
Exercise price | $ / shares															$ 0.39
Proceeds from issue of ordinary shares | $																$ 87,071
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Shares issued															250,000
Proceeds from shares issued | $															$ 100,000
Fair value of share issued | $															$ 121,604
Number of share options exercised in share-based payment arrangement															250,000	250,000
Exercise price | $ / shares															$ 0.40
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Shares issued															152,000
Proceeds from shares issued | $															$ 67,797
Fair value of share issued | $															$ 164,025
Number of share options exercised in share-based payment arrangement															152,000	152,000
Exercise price | $ / shares															$ 0.50
Warrants ten [member]
IfrsStatementLineItems [Line Items]
Shares issued															200,000
Proceeds from shares issued | $															$ 160,000
Fair value of share issued | $															$ 210,627
Number of share options exercised in share-based payment arrangement															200,000	200,000
Exercise price | $ / shares															$ 0.80
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares											$ 0
Shares outstanding											159,488,767		115,250,810					159,488,767
Number of warrants, Issued											333	333
Secured convertible debenture											$ 737							$ 1,000
Share issued price per share | $ / shares										$ 2.25								$ 0.18
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued										21,331,588	26,847,863							26,847,863
Share issued price per share | $ / shares										$ 0.825								$ 0.09
Proceeds from shares issued									$ 13,886,226	$ 17,598,610	$ 1,769,508	$ 2,416,308
Payment of cash finder's fee									$ 1,108,790	$ 1,397,495	67,711	92,407			$ 1,549,196	$ 1,994,906
Non brokered private placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued															220,000	220,000	10,000
Share-based compensation | $																	$ 7,540
Non brokered private placement [member] | Granting and vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued															210,000	210,000
Fair value of share issued | $																$ 111,122
Non brokered private placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued									600,000	600,000
Fair value of share issued									$ 391,021	$ 495,000	$ 2,800	$ 3,836
Non brokered private placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued							181,818	181,818
Fair value of share issued							$ 118,188	$ 150,000
Share-based compensation															$ 118,188	$ 150,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued											34,819,200	34,819,200	7,402,726	7,402,726	21,011,038	21,011,038
Shares issued											26,847,863							26,847,863
Share issued price per share | $ / shares																		$ 0.09
Payment of cash finder's fee | $											$ 1,026,747
Exercisable price | $ / shares												$ 0.18		$ 1.88		$ 2.31
Cash Finders Fee [Member]
IfrsStatementLineItems [Line Items]
Payment of cash finder's fee													$ 543,057	$ 737,934